SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Retained earnings accumulated deficit	$ 8,260,415	$ 5,545,799	$ 9,569,606
Impairment charge	0	0
Revenue	$ 1,395
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years